PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT
Schedule of property, plant and equipment

	2023	2022

Land	$70,888,383	$70,888,383
Buildings	143,206,685	140,042,534
Furniture and Fixtures	827,273	471,696
Leasehold Improvements	14,680,328	10,927,265
Equipment and Software	9,497,864	8,050,827
Construction in Progress	10,166,294	6,447,286

Total Property, Plant and Equipment	249,266,827	236,827,991
Less Accumulated Depreciation and Amortization	(33,580,458)	(20,397,067)
Property, Plant and Equipment, Net	$215,686,369	$216,430,924